NET LOSS PER SHARE (Details) (USD $)	3 Months Ended				12 Months Ended								72 Months Ended	75 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013	Mar. 31, 2014
Numerator
Net loss	$ (5,542,000)		$ (4,638,000)		$ (15,131,681)		$ (5,135,618)		$ (4,440,103)	$ (1,207,561)	$ (306,190)	$ (406,706)	$ (26,627,858)	$ (32,169,000)
Preferred stock dividend	26,000		0		38,402		0						38,402	64,000
Net loss applicable to common stockholders	$ (5,568,000)		$ (4,638,000)		$ (15,170,083)		$ (5,135,618)						$ (26,666,260)	$ (32,233,000)
Denominator
Common stock - basic (in shares)	630,720,618		368,215,835		450,931,510		140,710,454
Common shares equivalents (in shares)	0		0		0		0
Common stock - diluted (in shares)	630,720,618		368,215,835		450,931,510		140,710,454
Net loss per share (in dollars per share)	$ (0.01)		$ (0.01)		$ (0.03)		$ (0.04)
Potentially dilutive securities:
Outstanding time-based common stock options	14,296,000	[1]	0	[1],[2]	6,941,000	[3]	0	[3],[4]
Outstanding performance-based and market-based common stock options	4,000,000	[1]	0	[1],[2]
Outstanding time-based preferred stock options	2,488,000	[1]	0	[1],[2]	2,288,000	[3]	0	[3],[4]
Warrants	69,553,000	[1]	0	[1],[2]	84,553,000	[3]	0	[3],[4]
Relating party liabilities	3,214,000	[1]	0	[1],[2]	3,107,000		0
Convertible securities	5,655,000	[1]	0	[1],[2]	6,325,000	[3]	0	[3],[4]
Convertible preferred stock	751,000	[1],[5]	0	[1],[2],[5]	753,000	[3],[6]	0	[3],[4],[6]
Senior Convertible Debentures 8 [Member]
Potentially dilutive securities:
Convertible securities	8,776,000		0	[2]	75,000,000		0

[1]	The impact of time-based, performance-based and market-based stock options, time-based restricted stock units, warrants, the convertible notes and the convertible preferred stock on earnings per share is anti-dilutive in a period of loss from continuing operations.
[2]	Total anti dilutive securities for the 3 months ended March 31, 2013 was approximately 71,000,000.
[3]	The impact of time-based stock options, warrants, the convertible notes and the convertible preferred stock on earnings per share is anti-dilutive in a period of loss from continuing operations.
[4]	Total anti dilutive securities in 2012 was approximately 84,000,000.
[5]	Includes convertible preferred Series C and D.
[6]	Includes Series C and D Convertible Preferred Stock.